PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2021
Property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT	PROPERTY, PLANT AND EQUIPMENT

Amounts in US$ ‘000	Land and land improvements	Operational facilities	Leasehold Improvement	Manufacturing equipment	Other	Asset under construction	Total
At cost	30	5,795	2,223	5,903	7,530	342	21,823
Accumulated depreciation	—	(2,487)	(2,211)	(4,027)	(3,507)	—	(12,232)
Carrying value at January 1, 2020	30	3,308	12	1,876	4,023	342	9,591
Investments	—	117	40	119	1,522	2,859	4,657
Internal transfer - cost	—	(225)	465	—	267	(507)	—
Internal transfer - accumulated depreciation	—	—	—	—	—	—	—
Divestments	—	(56)	(465)	—	(439)	—	(960)
Depreciation charges	—	(340)	(237)	(898)	(1,445)	—	(2,920)
Depreciation of disinvestment	—	55	465	—	425	—	945
Currency translation - cost	3	539	213	569	722	178	2,224
Currency translation - accumulated depreciation	—	(258)	(193)	(450)	(410)	—	(1,311)
Movement 2020	3	(168)	288	(660)	642	2,530	2,635
At cost	33	6,170	2,476	6,591	9,602	2,872	27,744
Accumulated depreciation	—	(3,030)	(2,176)	(5,375)	(4,937)	—	(15,518)
Carrying value at December 31, 2020	33	3,140	300	1,216	4,665	2,872	12,226
Investments	—	27	457	1,206	952	8,097	10,739
Internal transfer - cost	—	(544)	3,097	7,977	(5,743)	(4,787)	—
Internal transfer - accumulated depreciation	—	408	61	(3,871)	3,402	—	—
Transfer to software - cost	—	—	—	—	(175)	—	(175)
Transfer to software - accumulated depreciation	—	—	—	—	78	—	78
Divestments	—	(2)	—	(20)	(131)	(5,447)	(5,600)
Depreciation charges	—	(455)	(86)	(2,004)	(680)	—	(3,225)
Depreciation of disinvestment	—	2	—	4	54	—	60
Currency translation - cost	(2)	(451)	(324)	(914)	(347)	(112)	(2,150)
Currency translation - accumulated depreciation	—	236	166	674	193	—	1,269
Movement 2021	(2)	(779)	3,371	3,052	(2,397)	(2,249)	996
At cost	31	5,200	5,706	14,840	4,158	623	30,558
Accumulated depreciation	—	(2,839)	(2,035)	(10,572)	(1,890)	—	(17,336)
Carrying value at December 31, 2021	31	2,361	3,671	4,268	2,268	623	13,222

In 2021 the Company had capital expenditures of US$10.7 million (2020: US$4.7 million), mainly related to new production facilities and machinery and equipment. As a result of our renewed strategic manufacturing partnership with long-term manufacturing partner Sanofi S.A., and following careful consideration, specifically regarding recently significantly increased fit-out costs, the Company decided to have the construction of the new building completed, but no longer pursue the realization of its own downstream production capacity at Pivot Park in Oss. Pharming will continue to use the building under construction for alternative purposes. This decision resulted in an impairment of capitalized fit-out costs in assets under construction of US$5.4 million. Of this amount, a total US$4.4 million is part of investments in 2021.
Depreciation charges on manufacturing equipment of US$1.1 million in 2021 (2020: US$0.9 million ) have been charged to the value of inventories and an amount of US$2.1 million of the total 2021 depreciation costs has been charged to the statement of income (2020: US$2.1 million).
During 2021, the Company has assessed the assets in the "Other PPE" category and concluded that for some assets, having a carrying value of US$2.3 million, better fit the characteristics of manufacturing equipment, operational facilities or leasehold improvements. These assets have been reclassified to the corresponding categories.